JPMorgan BetaBuilders International Equity ETF
Schedule of Portfolio Investments as of January 31, 2024
(Unaudited)
THE “UNAUDITED EXCHANGE-TRADED FUNDS HOLDINGS”
LIST (“the List”) IS TO BE USED FOR REPORTING PURPOSES
ONLY.  IT IS NOT TO BE REPRODUCED FOR USE AS
ADVERTISING OR SALES LITERATURE WITH THE GENERAL
PUBLIC. The list is submitted for the general information of the shareholders of the Fund. It is not authorized for distribution to prospective investors in the Fund unless preceded or accompanied by a prospectus. The list has been created from the books and records of the Fund. Holdings are available 60 days after the fund’s fiscal quarter, using a trade date accounting convention, by contacting the appropriate service center. The list is subject to change without notice. The list is for informational purposes only and is not intended as an offer or solicitation with respect to the purchase or sale of any security.

JPMorgan Asset Management is the marketing name for the asset management business of J.P. Morgan Chase & Co.
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© J.P. Morgan Chase & Co., 2024.

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited)

INVESTMENTS	SHARES	VALUE($)
Common Stocks — 99.2%
Australia — 7.4%
Ampol Ltd.	60,391	1,428,398
ANZ Group Holdings Ltd.	760,052	13,410,650
APA Group	325,117	1,798,252
Aristocrat Leisure Ltd.	164,189	4,733,672
ASX Ltd.	49,054	2,097,175
Atlas Arteria Ltd.	287,513	1,013,599
Aurizon Holdings Ltd.	466,460	1,149,839
BHP Group Ltd.	1,283,387	39,263,987
BlueScope Steel Ltd.	113,378	1,731,091
Brambles Ltd.	352,622	3,362,168
Cochlear Ltd.	15,771	3,129,739
Coles Group Ltd.	339,165	3,519,643
Commonwealth Bank of Australia	424,347	32,358,341
Computershare Ltd.	144,731	2,397,215
Dexus, REIT	272,561	1,379,340
Endeavour Group Ltd.	344,027	1,259,048
Fortescue Ltd.	401,827	7,766,011
Glencore plc	2,338,627	12,373,577
Goodman Group, REIT	438,923	7,285,760
GPT Group (The), REIT	484,946	1,465,689
IDP Education Ltd.	70,465	902,358
IGO Ltd.	171,563	834,004
Incitec Pivot Ltd.	492,184	859,541
Insurance Australia Group Ltd.	614,420	2,411,860
Lottery Corp. Ltd. (The)	564,041	1,851,399
Macquarie Group Ltd.	97,938	12,084,517
Medibank Pvt Ltd.	697,903	1,747,299
Mineral Resources Ltd.	43,431	1,675,082
Mirvac Group, REIT	999,935	1,405,309
National Australia Bank Ltd.	790,858	16,679,516
Northern Star Resources Ltd.	291,228	2,498,098
Orica Ltd.	115,430	1,217,429
Origin Energy Ltd.	436,569	2,436,581
Pilbara Minerals Ltd. (a)	719,169	1,638,028
Qantas Airways Ltd. *	214,131	772,020
QBE Insurance Group Ltd.	378,580	3,898,080
Ramsay Health Care Ltd.	46,284	1,543,042
REA Group Ltd.	12,924	1,541,403
Reece Ltd.	87,745	1,292,514
Rio Tinto Ltd.	94,069	8,094,393
Rio Tinto plc	270,782	18,743,378
Santos Ltd.	780,228	3,943,228
Scentre Group, REIT	1,315,312	2,614,903
SEEK Ltd.	82,234	1,355,652
Seven Group Holdings Ltd.	39,528	925,157
Sonic Healthcare Ltd.	116,562	2,430,341
South32 Ltd.	1,147,771	2,485,175
Stockland, REIT	604,337	1,784,674

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Australia — continued
Suncorp Group Ltd.	321,900	2,962,943
Telstra Group Ltd.	1,024,817	2,702,784
TPG Telecom Ltd.	107,902	371,382
Transurban Group	782,605	6,875,369
Treasury Wine Estates Ltd.	197,366	1,383,955
Vicinity Ltd., REIT	918,272	1,218,920
Washington H Soul Pattinson & Co. Ltd.	61,838	1,382,274
Wesfarmers Ltd.	287,570	10,886,522
Westpac Banking Corp.	887,912	13,929,229
WiseTech Global Ltd.	43,750	2,059,799
Woodside Energy Group Ltd.	481,171	10,064,282
Woolworths Group Ltd.	294,088	6,906,648
Worley Ltd.	93,172	894,779
		304,227,061
Austria — 0.3%
ANDRITZ AG	17,171	1,057,089
BAWAG Group AG (b)	20,856	1,073,804
Erste Group Bank AG	89,749	3,866,243
EVN AG	9,222	254,878
Mondi plc	111,860	2,004,489
OMV AG	36,141	1,608,687
Raiffeisen Bank International AG	39,452	822,545
Strabag SE	3,040	142,419
Telekom Austria AG	33,987	296,042
Verbund AG	16,735	1,360,862
Vienna Insurance Group AG Wiener Versicherung Gruppe	8,723	246,544
voestalpine AG	26,676	793,657
		13,527,259
Belgium — 0.8%
Ackermans & van Haaren NV	5,545	927,153
Ageas SA	38,728	1,664,220
Anheuser-Busch InBev SA	230,690	14,269,930
Azelis Group NV	23,952	493,192
D'ieteren Group	5,136	1,037,536
Elia Group SA/NV	7,136	859,212
Etablissements Franz Colruyt NV	10,491	479,313
Groupe Bruxelles Lambert NV	21,566	1,634,912
KBC Group NV	68,866	4,492,240
Sofina SA	3,577	855,486
Solvay SA	18,064	494,023
UCB SA	30,484	2,867,498
Umicore SA	47,458	1,079,502
Warehouses De Pauw CVA, REIT	41,348	1,209,725
		32,363,942
Brazil — 0.0% ^
Yara International ASA	41,181	1,361,142

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Chile — 0.1%
Antofagasta plc	87,693	1,911,291
China — 0.4%
Budweiser Brewing Co. APAC Ltd. (b)	425,900	671,279
ESR Group Ltd. (b)	631,400	807,102
Prosus NV	370,233	11,015,050
Wharf Holdings Ltd. (The)	245,000	715,814
Wilmar International Ltd.	457,400	1,120,030
Wuxi Biologics Cayman, Inc. * (b)	930,000	2,447,328
		16,776,603
Denmark — 3.6%
AP Moller - Maersk A/S, Class A	677	1,227,585
AP Moller - Maersk A/S, Class B (a)	1,028	1,895,426
Carlsberg A/S, Class B	23,456	3,018,024
Coloplast A/S, Class B	33,934	3,911,631
Danske Bank A/S	171,287	4,599,310
Demant A/S *	23,263	1,053,788
DSV A/S	43,444	7,772,558
Genmab A/S *	16,552	4,576,994
Novo Nordisk A/S, Class B	857,948	98,067,286
Novozymes A/S, Class B	96,454	4,942,343
Orsted A/S (b)	47,728	2,690,177
Pandora A/S	20,877	3,050,484
Tryg A/S	80,052	1,711,041
Vestas Wind Systems A/S *	254,239	7,168,273
		145,684,920
Finland — 1.1%
Elisa OYJ	36,376	1,657,345
Fortum OYJ	110,736	1,513,777
Huhtamaki OYJ	23,718	930,883
Kesko OYJ, Class A	22,909	449,106
Kesko OYJ, Class B	68,423	1,336,274
Kone OYJ, Class B	89,860	4,448,189
Metso OYJ	177,989	1,778,936
Neste OYJ	108,431	3,738,109
Nokia OYJ	1,318,413	4,766,359
Nordea Bank Abp	845,399	10,418,602
Orion OYJ, Class A	6,871	311,856
Orion OYJ, Class B	27,065	1,246,011
Sampo OYJ, Class A	118,467	4,958,490
Stora Enso OYJ, Class R	149,604	1,903,677
UPM-Kymmene OYJ	135,148	4,915,633
Wartsila OYJ Abp	122,698	1,809,986
		46,183,233
France — 9.7%
Adevinta ASA *	68,724	738,388
Aeroports de Paris SA	8,096	1,083,324

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
France — continued
Air Liquide SA	132,379	24,772,532
Airbus SE	148,401	23,638,186
Amundi SA (b)	15,770	1,066,645
AXA SA	446,737	14,994,875
BioMerieux	10,865	1,169,381
BNP Paribas SA	266,360	17,895,175
Bollore SE	197,043	1,301,475
Bouygues SA	52,229	1,913,284
Bureau Veritas SA	74,255	1,975,101
Capgemini SE	39,981	8,888,630
Carrefour SA	141,462	2,415,081
Cie de Saint-Gobain SA	116,250	8,219,637
Cie Generale des Etablissements Michelin SCA	173,569	5,762,956
Credit Agricole SA	309,898	4,439,242
Danone SA	162,658	10,836,868
Dassault Aviation SA	4,982	943,633
Dassault Systemes SE	177,936	9,223,898
Edenred SE	63,080	3,767,674
Eiffage SA	19,161	2,004,819
Engie SA	467,582	7,468,442
EssilorLuxottica SA	77,871	15,260,619
Getlink SE	80,248	1,382,760
Hermes International SCA	8,600	18,143,077
Ipsen SA	8,928	1,029,390
Kering SA	17,827	7,322,863
Legrand SA	66,147	6,410,681
L'Oreal SA	61,449	29,406,687
LVMH Moet Hennessy Louis Vuitton SE	65,188	54,240,260
Orange SA	445,511	5,297,986
Pernod Ricard SA	50,590	8,296,027
Publicis Groupe SA	57,577	5,768,844
Safran SA	86,760	16,198,857
Sartorius Stedim Biotech	6,163	1,660,542
Societe Generale SA	184,456	4,741,449
Sodexo SA	21,145	2,385,347
Thales SA	23,545	3,443,553
TotalEnergies SE	568,951	36,911,022
Veolia Environnement SA	155,410	5,063,854
Vinci SA	119,496	15,095,015
Vivendi SE	168,520	1,899,146
		394,477,225
Germany — 7.8%
adidas AG	40,226	7,594,185
Allianz SE (Registered)	99,268	26,522,031
BASF SE	226,175	10,812,068
Bayer AG (Registered)	232,277	7,227,674
Bayerische Motoren Werke AG	76,121	7,920,624

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Germany — continued
Bayerische Motoren Werke AG (Preference)	15,420	1,506,695
Beiersdorf AG	24,775	3,625,565
Brenntag SE	32,287	2,854,495
Carl Zeiss Meditec AG	9,272	977,378
Commerzbank AG	255,203	2,930,647
Continental AG	27,369	2,235,793
Covestro AG * (b)	44,578	2,353,963
Daimler Truck Holding AG	124,229	4,439,592
Deutsche Bank AG (Registered)	469,972	6,070,972
Deutsche Boerse AG	46,559	9,271,743
Deutsche Lufthansa AG (Registered) *	151,618	1,260,760
Deutsche Post AG	237,920	11,394,974
Deutsche Telekom AG (Registered)	875,804	21,499,085
Deutsche Wohnen SE	12,672	307,788
Dr Ing hc F Porsche AG (Preference) (b)	27,937	2,371,906
E.ON SE	560,954	7,589,302
Evonik Industries AG	50,707	932,813
Fresenius SE & Co. KGaA	104,191	2,924,937
Hannover Rueck SE	15,217	3,647,771
Heidelberg Materials AG	33,122	3,058,634
Henkel AG & Co. KGaA	24,416	1,669,827
Henkel AG & Co. KGaA (Preference)	41,864	3,209,232
Infineon Technologies AG	330,389	12,044,964
Mercedes-Benz Group AG	202,789	13,690,850
Merck KGaA	32,752	5,373,804
MTU Aero Engines AG	13,188	3,032,321
Muenchener Rueckversicherungs-Gesellschaft AG (Registered)	34,500	14,687,308
Porsche Automobil Holding SE (Preference)	38,805	1,937,300
Puma SE	24,442	983,639
RWE AG	171,337	6,326,729
SAP SE	270,631	46,885,885
Sartorius AG (Preference)	6,236	2,274,909
Siemens AG (Registered)	179,460	32,127,626
Siemens Energy AG *	130,084	1,932,654
Siemens Healthineers AG (b)	68,365	3,804,596
Symrise AG	32,548	3,358,097
Talanx AG	15,245	1,069,604
Volkswagen AG (Preference)	52,254	6,720,652
Vonovia SE	206,438	6,431,031
		318,892,423
Hong Kong — 1.8%
AIA Group Ltd.	2,889,000	22,656,751
CK Asset Holdings Ltd.	513,000	2,314,832
CK Infrastructure Holdings Ltd.	155,500	923,490
CLP Holdings Ltd.	456,500	3,630,745
Hang Lung Properties Ltd.	432,000	501,535
Hang Seng Bank Ltd.	183,500	1,910,266

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Hong Kong — continued
Henderson Land Development Co. Ltd.	338,000	880,700
HKT Trust & HKT Ltd.	894,000	1,073,927
Hong Kong & China Gas Co. Ltd.	2,768,100	1,969,856
Hong Kong Exchanges & Clearing Ltd.	302,100	9,159,311
Jardine Matheson Holdings Ltd.	59,400	2,385,157
Link, REIT	649,200	3,256,183
MTR Corp. Ltd.	399,500	1,299,697
Power Assets Holdings Ltd.	346,000	2,025,895
Prudential plc	676,072	6,944,995
Sino Land Co. Ltd.	852,000	889,969
Sun Hung Kai Properties Ltd.	478,000	4,461,362
Swire Pacific Ltd., Class A	106,000	820,126
Swire Pacific Ltd., Class B	202,500	238,633
Swire Properties Ltd.	267,200	499,337
Techtronic Industries Co. Ltd.	354,500	3,765,182
WH Group Ltd. (b)	1,976,924	1,166,376
Wharf Real Estate Investment Co. Ltd.	392,000	1,148,495
		73,922,820
Ireland — 0.2%
Kerry Group plc, Class A	38,894	3,466,779
Kingspan Group plc	39,299	3,191,732
Smurfit Kappa Group plc	63,274	2,357,892
		9,016,403
Israel — 0.5%
Azrieli Group Ltd.	9,253	623,492
Bank Hapoalim BM	322,274	2,741,881
Bank Leumi Le-Israel BM	385,912	2,931,066
Bezeq The Israeli Telecommunication Corp. Ltd.	511,138	676,115
Elbit Systems Ltd.	6,292	1,297,935
ICL Group Ltd.	182,983	832,260
Israel Discount Bank Ltd., Class A	313,477	1,520,643
Mizrahi Tefahot Bank Ltd.	38,228	1,422,744
Nice Ltd. *	16,052	3,330,501
Teva Pharmaceutical Industries Ltd. *	283,783	3,410,785
		18,787,422
Italy — 2.4%
A2A SpA	393,785	780,744
Amplifon SpA	32,974	1,076,223
Assicurazioni Generali SpA	254,835	5,684,583
Banca Mediolanum SpA	52,585	538,141
Banco BPM SpA	347,041	1,872,389
Buzzi SpA	21,061	715,863
Coca-Cola HBC AG	51,761	1,521,605
Davide Campari-Milano NV	135,145	1,369,186
DiaSorin SpA	5,481	504,027
Enel SpA	1,966,815	13,420,320

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Italy — continued
Eni SpA	540,827	8,621,507
Ferrari NV	30,804	10,742,497
FinecoBank Banca Fineco SpA	154,720	2,230,810
Hera SpA	228,498	804,914
Infrastrutture Wireless Italiane SpA (b)	87,857	1,062,369
Intesa Sanpaolo SpA	4,077,215	12,563,106
Leonardo SpA	101,471	1,771,081
Mediobanca Banca di Credito Finanziario SpA	163,209	2,161,540
Moncler SpA	51,889	3,192,042
Nexi SpA * (b)	144,249	1,106,456
Pirelli & C SpA (b)	77,542	420,233
Poste Italiane SpA (b)	116,212	1,260,162
Prysmian SpA	69,105	3,041,301
Recordati Industria Chimica e Farmaceutica SpA	24,824	1,370,143
Snam SpA	543,761	2,655,700
Telecom Italia SpA *	2,554,033	769,804
Telecom Italia SpA *	1,527,520	480,868
Terna - Rete Elettrica Nazionale	356,313	3,004,449
UniCredit SpA	434,991	12,741,779
UnipolSai Assicurazioni SpA	103,421	273,673
		97,757,515
Japan — 24.8%
ABC-Mart, Inc.	25,700	445,394
Acom Co. Ltd.	113,800	291,468
Advantest Corp.	179,800	7,155,654
Aeon Co. Ltd.	215,600	5,152,232
AGC, Inc.	53,300	2,004,520
Aisin Corp.	42,700	1,594,209
Ajinomoto Co., Inc.	124,900	5,129,011
ANA Holdings, Inc. * (a)	39,400	870,668
Asahi Group Holdings Ltd.	128,700	4,783,517
Asahi Intecc Co. Ltd.	60,100	1,141,954
Asahi Kasei Corp.	351,400	2,664,857
Asics Corp.	46,200	1,403,839
Astellas Pharma, Inc.	455,600	5,304,315
Bandai Namco Holdings, Inc.	167,500	3,626,802
Bridgestone Corp.	148,500	6,434,905
Brother Industries Ltd.	64,900	1,087,242
Canon, Inc.	250,700	6,906,069
Capcom Co. Ltd.	36,900	1,407,321
Central Japan Railway Co.	226,000	5,648,338
Chiba Bank Ltd. (The)	183,600	1,360,525
Chubu Electric Power Co., Inc.	191,400	2,482,973
Chugai Pharmaceutical Co. Ltd.	161,700	5,816,385
Concordia Financial Group Ltd.	297,400	1,417,244
Cosmos Pharmaceutical Corp.	5,700	612,261
Dai Nippon Printing Co. Ltd.	58,800	1,701,669

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Daifuku Co. Ltd.	90,500	1,784,660
Dai-ichi Life Holdings, Inc.	249,300	5,467,837
Daiichi Sankyo Co. Ltd.	485,500	14,535,402
Daikin Industries Ltd.	74,100	11,873,216
Daito Trust Construction Co. Ltd.	16,400	1,865,509
Daiwa House Industry Co. Ltd.	166,800	5,157,781
Daiwa House REIT Investment Corp., REIT	567	1,001,833
Daiwa Securities Group, Inc.	360,900	2,586,522
Denso Corp.	447,600	7,030,924
Dentsu Group, Inc.	58,400	1,550,011
Disco Corp.	23,400	6,314,238
East Japan Railway Co.	92,400	5,284,602
Eisai Co. Ltd.	68,800	3,239,700
ENEOS Holdings, Inc.	763,800	3,084,648
FANUC Corp.	229,200	6,340,217
Fast Retailing Co. Ltd.	42,200	11,266,429
Fuji Electric Co. Ltd.	36,200	1,812,897
FUJIFILM Holdings Corp.	101,800	6,452,586
Fujitsu Ltd.	43,800	6,062,548
Fukuoka Financial Group, Inc.	47,700	1,172,337
GLP J-REIT, REIT	1,202	1,073,186
Hamamatsu Photonics KK	37,100	1,465,632
Hankyu Hanshin Holdings, Inc.	61,500	1,881,625
Haseko Corp.	64,300	836,151
Hikari Tsushin, Inc.	5,700	993,224
Hirose Electric Co. Ltd.	7,200	837,740
Hitachi Construction Machinery Co. Ltd.	26,100	740,520
Hitachi Ltd.	234,500	18,420,057
Honda Motor Co. Ltd.	1,234,700	13,801,555
Hoshizaki Corp.	29,500	1,073,251
Hoya Corp.	88,500	11,242,083
Hulic Co. Ltd.	139,100	1,535,990
Ibiden Co. Ltd.	33,900	1,705,846
Idemitsu Kosan Co. Ltd.	266,100	1,477,649
Iida Group Holdings Co. Ltd. (a)	37,300	563,116
Inpex Corp.	223,100	3,032,478
Isuzu Motors Ltd.	156,900	2,140,892
ITOCHU Corp.	348,400	15,811,829
Japan Airlines Co. Ltd.	36,500	701,375
Japan Airport Terminal Co. Ltd.	20,200	802,201
Japan Exchange Group, Inc.	132,100	2,923,600
Japan Metropolitan Fund Invest, REIT	1,772	1,202,910
Japan Post Bank Co. Ltd.	353,100	3,672,189
Japan Post Holdings Co. Ltd.	516,900	4,948,120
Japan Post Insurance Co. Ltd.	48,400	906,139
Japan Real Estate Investment Corp., REIT	352	1,349,407
Japan Tobacco, Inc.	280,800	7,401,154
JFE Holdings, Inc.	153,400	2,422,005

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
JSR Corp.	50,700	1,382,826
Kajima Corp.	117,900	2,104,145
Kansai Electric Power Co., Inc. (The)	197,800	2,698,415
Kansai Paint Co. Ltd.	54,100	904,543
Kao Corp.	117,600	4,653,147
Kawasaki Heavy Industries Ltd.	41,400	937,291
Kawasaki Kisen Kaisha Ltd.	37,100	1,807,653
KDDI Corp.	381,500	12,641,024
Keio Corp.	29,600	866,105
Keisei Electric Railway Co. Ltd.	40,900	1,850,719
Keyence Corp.	47,200	21,117,180
Kikkoman Corp.	44,600	2,744,161
Kintetsu Group Holdings Co. Ltd.	48,000	1,481,158
Kirin Holdings Co. Ltd.	205,900	2,959,599
Kobe Bussan Co. Ltd.	35,900	917,342
Koei Tecmo Holdings Co. Ltd.	30,200	376,176
Koito Manufacturing Co. Ltd.	59,200	906,310
Komatsu Ltd.	240,000	6,827,990
Konami Group Corp.	24,500	1,506,706
Kose Corp.	9,000	588,804
Kubota Corp.	289,500	4,382,299
Kurita Water Industries Ltd.	28,600	1,044,501
Kyocera Corp.	341,500	4,999,587
Kyoto Financial Group, Inc.	75,000	1,246,460
Kyowa Kirin Co. Ltd.	63,300	997,100
Kyushu Railway Co.	37,900	833,042
Lasertec Corp.	20,600	5,364,842
Lawson, Inc.	12,700	726,924
LY Corp.	679,600	2,114,259
M3, Inc.	113,600	1,792,608
Makita Corp.	65,400	1,760,240
Marubeni Corp.	426,600	7,276,376
MatsukiyoCocokara & Co.	96,800	1,759,513
Mazda Motor Corp.	151,400	1,835,490
McDonald's Holdings Co. Japan Ltd.	22,100	983,991
Medipal Holdings Corp.	53,200	849,125
MEIJI Holdings Co. Ltd.	72,100	1,743,711
MINEBEA MITSUMI, Inc.	95,000	1,963,670
MISUMI Group, Inc.	71,300	1,222,431
Mitsubishi Chemical Group Corp.	360,400	2,173,119
Mitsubishi Corp.	1,026,300	17,688,227
Mitsubishi Electric Corp.	531,300	7,884,652
Mitsubishi Estate Co. Ltd.	321,400	4,453,293
Mitsubishi HC Capital, Inc.	228,700	1,621,586
Mitsubishi Heavy Industries Ltd.	84,800	5,656,457
Mitsubishi Motors Corp.	173,600	547,025
Mitsubishi UFJ Financial Group, Inc.	3,047,800	28,547,372
Mitsui & Co. Ltd.	383,300	15,545,597

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Mitsui Chemicals, Inc.	47,900	1,409,710
Mitsui Fudosan Co. Ltd.	236,900	5,947,085
Mitsui OSK Lines Ltd.	92,000	3,304,686
Mizuho Financial Group, Inc.	642,500	11,668,808
MonotaRO Co. Ltd.	63,300	596,173
MS&AD Insurance Group Holdings, Inc.	112,300	4,637,402
Murata Manufacturing Co. Ltd.	442,600	8,937,034
NEC Corp.	64,500	4,214,735
Nexon Co. Ltd.	112,900	1,801,776
NGK Insulators Ltd.	77,500	968,187
NIDEC Corp.	133,100	4,964,206
Nikon Corp.	87,400	891,964
Nintendo Co. Ltd.	267,600	14,951,057
Nippon Building Fund, Inc., REIT	415	1,679,136
Nippon Express Holdings, Inc.	20,700	1,232,091
Nippon Paint Holdings Co. Ltd.	245,900	1,936,788
Nippon Prologis REIT, Inc., REIT	613	1,090,651
Nippon Sanso Holdings Corp.	49,500	1,254,296
Nippon Steel Corp.	233,000	5,607,070
Nippon Telegraph & Telephone Corp.	7,093,300	8,907,446
Nippon Yusen KK	122,100	4,207,671
Nissan Chemical Corp.	34,200	1,363,993
Nissan Motor Co. Ltd.	558,500	2,192,575
Nisshin Seifun Group, Inc.	68,500	955,519
Nissin Foods Holdings Co. Ltd.	60,300	1,950,788
Niterra Co. Ltd.	50,600	1,362,588
Nitori Holdings Co. Ltd.	20,800	2,722,340
Nitto Denko Corp.	36,100	2,994,779
Nomura Holdings, Inc.	763,800	4,113,942
Nomura Real Estate Holdings, Inc.	28,700	785,396
Nomura Real Estate Master Fund, Inc., REIT	1,045	1,143,507
Nomura Research Institute Ltd.	107,200	3,278,554
NTT Data Group Corp.	150,200	2,163,425
Obayashi Corp.	178,500	1,652,293
Obic Co. Ltd.	16,500	2,534,559
Odakyu Electric Railway Co. Ltd.	87,500	1,337,044
Oji Holdings Corp. (a)	243,300	951,263
Olympus Corp.	304,900	4,513,637
Omron Corp.	49,500	2,225,781
Ono Pharmaceutical Co. Ltd.	112,900	2,034,925
Open House Group Co. Ltd.	19,000	594,170
Oracle Corp.	8,400	661,997
Oriental Land Co. Ltd.	278,700	10,350,944
ORIX Corp.	293,400	5,665,340
Osaka Gas Co. Ltd.	105,300	2,217,287
Otsuka Corp.	30,900	1,300,204
Otsuka Holdings Co. Ltd.	115,100	4,524,388
Pan Pacific International Holdings Corp.	134,600	2,909,580

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Panasonic Holdings Corp.	591,200	5,568,383
Persol Holdings Co. Ltd.	472,100	750,503
Rakuten Group, Inc. *	373,500	1,640,695
Recruit Holdings Co. Ltd.	397,100	15,684,941
Renesas Electronics Corp. *	326,900	5,363,640
Resona Holdings, Inc.	575,900	3,179,119
Ricoh Co. Ltd.	154,100	1,211,226
Rohm Co. Ltd.	81,600	1,408,354
SBI Holdings, Inc.	68,600	1,685,205
SCSK Corp.	39,000	765,750
Secom Co. Ltd.	52,000	3,774,179
Sega Sammy Holdings, Inc.	41,100	604,894
Seiko Epson Corp.	77,400	1,129,839
Sekisui Chemical Co. Ltd.	104,200	1,487,720
Sekisui House Ltd. (a)	158,700	3,582,525
Seven & i Holdings Co. Ltd.	206,100	8,139,884
SG Holdings Co. Ltd.	107,200	1,388,251
Sharp Corp. *	60,800	408,838
Shimadzu Corp.	74,600	2,062,838
Shimano, Inc.	21,200	3,043,797
Shimizu Corp.	155,900	1,043,615
Shin-Etsu Chemical Co. Ltd.	505,900	19,913,333
Shionogi & Co. Ltd.	74,200	3,561,335
Shiseido Co. Ltd.	101,400	2,826,697
SMC Corp.	14,500	8,071,345
SoftBank Corp.	709,800	9,430,293
SoftBank Group Corp.	244,500	10,555,221
Sojitz Corp.	56,380	1,330,648
Sompo Holdings, Inc.	78,900	4,091,080
Sony Group Corp.	312,200	30,616,954
Square Enix Holdings Co. Ltd.	20,000	781,525
Subaru Corp.	151,900	3,030,301
SUMCO Corp.	88,400	1,340,182
Sumitomo Chemical Co. Ltd. (a)	414,200	975,268
Sumitomo Corp.	309,900	7,127,035
Sumitomo Electric Industries Ltd.	197,300	2,622,435
Sumitomo Metal Mining Co. Ltd.	66,900	1,849,028
Sumitomo Mitsui Financial Group, Inc.	337,800	17,570,120
Sumitomo Mitsui Trust Holdings, Inc.	184,300	3,776,910
Sumitomo Realty & Development Co. Ltd.	119,900	3,770,754
Suntory Beverage & Food Ltd.	31,800	1,037,468
Suzuki Motor Corp.	116,100	5,215,060
Sysmex Corp.	44,200	2,394,415
T&D Holdings, Inc.	135,700	2,247,023
Taisei Corp.	45,600	1,662,512
Taisho Pharmaceutical Holdings Co. Ltd.	13,000	756,516
Takeda Pharmaceutical Co. Ltd.	397,500	11,682,715
TDK Corp.	96,500	4,801,342

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Japan — continued
Terumo Corp.	182,100	6,164,440
TIS, Inc.	61,100	1,358,977
Tobu Railway Co. Ltd.	52,100	1,379,779
Toho Co. Ltd.	29,700	967,470
Tokio Marine Holdings, Inc.	501,100	13,212,720
Tokyo Century Corp.	42,700	474,456
Tokyo Electric Power Co. Holdings, Inc. *	183,800	978,580
Tokyo Electron Ltd.	113,100	20,988,245
Tokyo Gas Co. Ltd.	103,700	2,382,184
Tokyu Corp.	152,000	1,783,611
Tokyu Fudosan Holdings Corp.	151,100	1,010,493
TOPPAN Holdings, Inc.	81,400	2,243,747
Toray Industries, Inc.	405,500	2,026,053
Tosoh Corp.	80,100	1,032,862
TOTO Ltd.	40,200	1,088,025
Toyo Suisan Kaisha Ltd.	26,100	1,359,066
Toyota Industries Corp.	43,400	3,670,733
Toyota Motor Corp.	3,008,000	60,063,206
Toyota Tsusho Corp.	60,100	3,938,439
Trend Micro, Inc. *	32,600	1,865,025
Unicharm Corp.	103,300	3,554,387
USS Co. Ltd.	50,600	956,918
Welcia Holdings Co. Ltd. (a)	26,000	438,590
West Japan Railway Co.	62,000	2,582,270
Yakult Honsha Co. Ltd.	69,200	1,511,438
Yamaha Corp.	38,800	853,234
Yamaha Motor Co. Ltd.	229,800	2,172,013
Yamato Holdings Co. Ltd.	81,300	1,405,386
Yaskawa Electric Corp.	64,400	2,426,999
Yokogawa Electric Corp.	66,300	1,302,842
Zensho Holdings Co. Ltd.	24,400	1,194,837
ZOZO, Inc.	32,600	713,826
		1,014,345,336
Jordan — 0.0% ^
Hikma Pharmaceuticals plc	40,337	984,104
Luxembourg — 0.1%
ArcelorMittal SA	136,771	3,766,677
Eurofins Scientific SE	32,748	1,971,979
		5,738,656
Macau — 0.1%
Galaxy Entertainment Group Ltd.	574,000	2,978,991
Sands China Ltd. *	616,400	1,617,909
		4,596,900
Mexico — 0.0% ^
Fresnillo plc	46,687	312,274

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Netherlands — 5.5%
Adyen NV * (b)	7,732	9,697,378
Aegon Ltd.	403,146	2,378,334
Akzo Nobel NV	41,888	3,217,522
Argenx SE *	11,719	4,425,470
Argenx SE *	3,255	1,227,318
ASM International NV	11,045	6,121,513
ASML Holding NV	99,996	86,755,345
EXOR NV	25,183	2,436,519
HAL Trust	8,789	1,095,571
Heineken Holding NV	33,638	2,822,487
Heineken NV	72,750	7,318,322
ING Groep NV	841,255	11,952,946
JDE Peet's NV (a)	30,286	747,621
Koninklijke Ahold Delhaize NV	234,545	6,596,149
Koninklijke KPN NV	780,559	2,655,260
Koninklijke Philips NV *	196,842	4,164,302
NN Group NV	69,400	2,844,583
Randstad NV	26,958	1,532,838
Shell plc	1,665,567	51,636,454
Universal Music Group NV	239,896	7,071,590
Wolters Kluwer NV	61,059	9,001,141
		225,698,663
New Zealand — 0.2%
Auckland International Airport Ltd.	332,401	1,713,824
Contact Energy Ltd.	199,556	984,367
Fisher & Paykel Healthcare Corp. Ltd.	138,051	1,993,878
Mercury NZ Ltd.	170,284	702,581
Meridian Energy Ltd.	312,026	1,057,080
Spark New Zealand Ltd.	461,375	1,498,912
		7,950,642
Norway — 0.7%
Aker ASA, Class A	5,792	344,170
Aker BP ASA	77,750	2,063,610
AutoStore Holdings Ltd. * (a) (b)	227,118	414,589
DNB Bank ASA	219,756	4,271,997
Equinor ASA (a)	239,391	6,850,674
Gjensidige Forsikring ASA	47,766	768,291
Kongsberg Gruppen ASA	22,151	1,128,890
Mowi ASA	112,304	2,021,509
Norsk Hydro ASA	331,730	1,944,105
Orkla ASA	189,352	1,483,218
Salmar ASA	17,373	964,383
Schibsted ASA, Class A	18,065	554,179
Schibsted ASA, Class B	23,754	681,638
Storebrand ASA	109,748	986,763

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Norway — continued
Telenor ASA	159,655	1,771,541
Var Energi ASA (a)	150,562	436,736
		26,686,293
Poland — 0.4%
Allegro.eu SA * (b)	130,424	984,584
Bank Polska Kasa Opieki SA	53,212	2,046,859
Dino Polska SA * (b)	12,126	1,308,730
ING Bank Slaski SA *	8,241	517,978
KGHM Polska Miedz SA	34,565	963,004
LPP SA	267	1,038,220
ORLEN SA	147,390	2,298,170
Powszechna Kasa Oszczednosci Bank Polski SA	217,304	2,757,160
Powszechny Zaklad Ubezpieczen SA	143,989	1,733,651
Santander Bank Polska SA	8,439	1,022,117
		14,670,473
Portugal — 0.2%
EDP - Energias de Portugal SA	717,887	3,202,090
Galp Energia SGPS SA	121,817	1,917,612
Jeronimo Martins SGPS SA	69,755	1,586,461
		6,706,163
Russia — 0.0% ^
Evraz plc ‡ *	96,418	5,003
Singapore — 1.3%
CapitaLand Ascendas, REIT	918,700	1,991,033
CapitaLand Integrated Commercial Trust, REIT	1,196,037	1,783,012
CapitaLand Investment Ltd.	607,500	1,333,638
City Developments Ltd.	117,900	535,123
DBS Group Holdings Ltd.	463,500	10,978,138
Genting Singapore Ltd.	1,443,900	1,084,377
Great Eastern Holdings Ltd.	13,800	179,906
Jardine Cycle & Carriage Ltd.	22,900	441,879
Keppel Ltd.	350,300	1,861,411
Mapletree Pan Asia Commercial Trust, REIT	610,700	661,336
Oversea-Chinese Banking Corp. Ltd.	825,700	7,898,133
Singapore Airlines Ltd.	350,650	1,740,375
Singapore Exchange Ltd.	207,900	1,451,691
Singapore Technologies Engineering Ltd.	395,700	1,096,461
Singapore Telecommunications Ltd.	1,983,200	3,539,105
STMicroelectronics NV	165,273	7,256,726
United Overseas Bank Ltd.	339,700	7,160,380
UOL Group Ltd.	133,400	619,454
		51,612,178
South Africa — 0.2%
Anglo American plc	316,246	7,538,571

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
South Korea — 0.0% ^
Delivery Hero SE * (b)	46,299	1,050,492
Spain — 2.4%
Acciona SA	6,192	800,964
ACS Actividades de Construccion y Servicios SA	54,167	2,137,457
Aena SME SA (b)	18,628	3,295,427
Amadeus IT Group SA	108,866	7,629,370
Banco Bilbao Vizcaya Argentaria SA	1,433,548	13,417,208
Banco Santander SA	3,911,964	15,722,418
CaixaBank SA	1,010,406	4,308,365
Cellnex Telecom SA (b)	148,904	5,729,435
Corp. ACCIONA Energias Renovables SA	14,320	372,106
EDP Renovaveis SA	63,578	1,029,534
Endesa SA	80,204	1,588,998
Iberdrola SA	1,425,971	17,170,064
Industria de Diseno Textil SA	280,845	12,008,195
Naturgy Energy Group SA	31,937	859,992
Redeia Corp. SA	95,575	1,590,380
Repsol SA	295,932	4,370,408
Telefonica SA	1,330,463	5,413,433
		97,443,754
Sweden — 3.4%
Alfa Laval AB	73,322	2,690,392
Assa Abloy AB, Class B	266,904	7,320,036
Atlas Copco AB, Class A	641,290	10,234,618
Atlas Copco AB, Class B	395,548	5,477,529
Axfood AB	27,176	687,584
Beijer Ref AB (a)	96,378	1,312,186
Boliden AB	69,298	1,839,355
Castellum AB *	109,599	1,410,965
Epiroc AB, Class A	149,870	2,648,016
Epiroc AB, Class B	98,821	1,540,808
EQT AB	170,363	4,574,612
Essity AB, Class A	5,591	132,701
Essity AB, Class B	153,545	3,605,742
Evolution AB (b)	48,189	5,626,722
Fastighets AB Balder, Class B *	163,913	1,087,939
Getinge AB, Class B	55,067	1,177,174
H & M Hennes & Mauritz AB, Class B	152,624	2,153,334
Hexagon AB, Class B	534,248	5,830,563
Holmen AB, Class B	20,604	811,989
Husqvarna AB, Class B	86,471	672,650
Industrivarden AB, Class A	33,128	1,042,935
Industrivarden AB, Class C (a)	38,659	1,215,017
Indutrade AB	67,764	1,646,265
Investment AB Latour, Class B	36,735	923,908
Investor AB, Class A	144,070	3,359,994
Investor AB, Class B	459,712	10,823,816

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Sweden — continued
L E Lundbergforetagen AB, Class B	18,954	988,277
Lifco AB, Class B	57,247	1,381,193
Nibe Industrier AB, Class B (a)	435,105	2,599,831
Nordnet AB publ	37,849	595,575
Saab AB, Class B	23,317	1,501,404
Sagax AB, Class B	50,255	1,221,264
Sagax AB, Class D	27,897	75,825
Sandvik AB	274,010	5,758,567
Securitas AB, Class B	133,795	1,299,692
Skandinaviska Enskilda Banken AB, Class A	409,896	5,821,399
Skandinaviska Enskilda Banken AB, Class C	4,960	72,315
Skanska AB, Class B (a)	80,095	1,388,816
SKF AB, Class A	3,479	69,304
SKF AB, Class B	91,106	1,795,256
SSAB AB, Class A	61,119	475,494
SSAB AB, Class B	153,294	1,170,930
Svenska Cellulosa AB SCA, Class A	4,777	65,165
Svenska Cellulosa AB SCA, Class B	150,788	2,052,816
Svenska Handelsbanken AB, Class A (a)	373,569	4,027,201
Svenska Handelsbanken AB, Class B (a)	8,364	111,814
Swedbank AB, Class A	250,262	5,099,838
Swedish Orphan Biovitrum AB *	54,880	1,540,379
Tele2 AB, Class B	134,647	1,148,005
Telefonaktiebolaget LM Ericsson, Class A	13,054	71,877
Telefonaktiebolaget LM Ericsson, Class B	777,474	4,309,911
Telia Co. AB (a)	573,162	1,478,285
Trelleborg AB, Class B	54,753	1,666,528
Volvo AB, Class A	48,153	1,183,849
Volvo AB, Class B	382,409	9,164,557
Volvo Car AB, Class B *	109,481	285,417
		138,267,634
Switzerland — 5.8%
ABB Ltd. (Registered)	403,723	17,082,264
Alcon, Inc.	119,145	8,968,642
Barry Callebaut AG (Registered)	889	1,298,480
Chocoladefabriken Lindt & Spruengli AG	257	3,266,200
Chocoladefabriken Lindt & Spruengli AG (Registered)	25	3,168,975
Cie Financiere Richemont SA (Registered)	135,219	20,084,698
DSM-Firmenich AG	58,033	6,135,858
EMS-Chemie Holding AG (Registered)	1,726	1,302,983
Geberit AG (Registered)	8,501	4,893,417
Givaudan SA (Registered)	2,332	9,697,712
Julius Baer Group Ltd.	50,017	2,722,998
Kuehne + Nagel International AG (Registered)	12,640	4,283,439
Lonza Group AG (Registered)	18,822	9,202,184
Novartis AG (Registered)	520,356	53,811,992
Partners Group Holding AG	5,460	7,366,496

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
Switzerland — continued
Sandoz Group AG *	99,940	3,427,444
Schindler Holding AG	10,321	2,570,846
Schindler Holding AG (Registered)	5,247	1,249,001
SGS SA (Registered)	37,530	3,467,993
Sika AG (Registered)	38,984	10,761,845
Sonova Holding AG (Registered)	12,358	3,949,575
Straumann Holding AG (Registered)	28,145	4,275,264
Swatch Group AG (The)	7,318	1,717,966
Swatch Group AG (The) (Registered)	13,376	608,596
Swiss Life Holding AG (Registered)	7,133	5,122,407
Swisscom AG (Registered)	6,433	3,848,760
UBS Group AG (Registered)	818,534	24,500,869
Zurich Insurance Group AG	37,016	18,807,441
		237,594,345
United Arab Emirates — 0.0% ^
NMC Health plc ‡ *	300	— (c)
United Kingdom — 11.0%
3i Group plc	246,658	7,721,616
abrdn plc	471,490	1,003,065
Admiral Group plc	61,007	1,939,849
Ashtead Group plc	110,700	7,238,887
Associated British Foods plc	84,569	2,504,880
AstraZeneca plc	392,768	52,071,941
Auto Trader Group plc (b)	230,860	2,123,885
Aviva plc	693,996	3,788,231
B&M European Value Retail SA	236,329	1,548,834
BAE Systems plc	765,159	11,398,170
Barclays plc	3,441,815	6,396,021
Barratt Developments plc	246,973	1,683,203
Berkeley Group Holdings plc	26,889	1,628,254
BP plc	4,155,746	24,271,286
British American Tobacco plc	566,732	16,709,305
BT Group plc	1,597,663	2,263,461
Bunzl plc	82,225	3,341,606
Burberry Group plc	87,861	1,447,240
Centrica plc	1,379,211	2,413,689
CK Hutchison Holdings Ltd.	676,500	3,494,002
Coca-Cola Europacific Partners plc	51,880	3,574,532
Compass Group plc	433,052	11,927,886
ConvaTec Group plc (b)	412,440	1,255,210
Croda International plc	33,613	2,034,481
DCC plc	25,064	1,822,136
Diageo plc	567,730	20,505,193
DS Smith plc	340,631	1,214,552
Entain plc	161,878	1,971,739
Halma plc	96,205	2,662,868
Hargreaves Lansdown plc	89,550	864,105

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Hiscox Ltd.	87,663	1,154,280
Howden Joinery Group plc	138,903	1,406,655
HSBC Holdings plc	4,758,132	37,150,083
Imperial Brands plc	225,282	5,407,923
Informa plc	326,365	3,205,410
InterContinental Hotels Group plc	41,750	3,955,942
Intermediate Capital Group plc	73,569	1,658,621
Intertek Group plc	40,902	2,321,625
J Sainsbury plc	429,080	1,464,948
JD Sports Fashion plc	634,406	937,471
Kingfisher plc	476,849	1,325,797
Land Securities Group plc, REIT	175,543	1,479,951
Legal & General Group plc	1,512,053	4,863,433
Lloyds Banking Group plc	15,574,686	8,348,901
London Stock Exchange Group plc	110,026	12,445,488
M&G plc	574,450	1,624,181
Melrose Industries plc	315,758	2,353,500
National Grid plc	934,631	12,448,448
NatWest Group plc	1,227,245	3,463,455
Next plc	30,252	3,229,598
Ocado Group plc *	183,415	1,256,377
Pearson plc	171,905	2,108,893
Persimmon plc	80,946	1,490,873
Phoenix Group Holdings plc	189,840	1,212,058
Reckitt Benckiser Group plc	181,337	13,110,825
RELX plc	478,292	19,741,059
Rentokil Initial plc	639,247	3,291,962
Rightmove plc	204,220	1,445,300
Rolls-Royce Holdings plc *	2,132,902	8,097,459
Sage Group plc (The)	258,624	3,850,374
Schroders plc	227,232	1,162,542
Segro plc, REIT	291,805	3,240,807
Severn Trent plc	66,925	2,199,895
Smith & Nephew plc	221,108	3,092,195
Smiths Group plc	88,073	1,804,936
Spirax-Sarco Engineering plc	18,694	2,352,843
SSE plc	276,931	5,898,062
St. James's Place plc	139,022	1,144,472
Standard Chartered plc	559,872	4,231,258
Taylor Wimpey plc	895,184	1,671,301
Tesco plc	1,738,953	6,301,305
Unilever plc	633,637	30,832,928
United Utilities Group plc	172,799	2,327,390
Vodafone Group plc	5,516,833	4,690,092
Weir Group plc (The)	65,791	1,512,266
Whitbread plc	46,096	2,089,437

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
INVESTMENTS	SHARES	VALUE($)
Common Stocks — continued
United Kingdom — continued
Wise plc, Class A *	169,840	1,732,352
WPP plc	272,381	2,634,059
		447,589,157
United States — 7.0%
CSL Ltd.	122,415	24,039,557
Experian plc	232,822	9,690,610
Ferrovial SE	125,270	4,777,202
GSK plc	1,037,738	20,524,110
Haleon plc	1,404,095	5,703,105
Holcim AG	124,975	9,545,448
James Hardie Industries plc, CHDI *	110,936	4,167,915
Nestle SA (Registered)	675,453	76,968,280
QIAGEN NV *	55,976	2,428,610
Roche Holding AG	175,351	49,925,297
Roche Holding AG	7,351	2,226,820
Sanofi SA	287,885	28,830,393
Schneider Electric SE	135,969	26,711,128
Stellantis NV	490,743	10,809,426
Swiss Re AG	73,159	8,376,743
Tenaris SA	117,480	1,855,513
		286,580,157
Total Common Stocks (Cost $3,575,335,607)		4,050,260,054
Short-Term Investments — 1.1%
Investment Companies — 0.6%
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (d) (e)(Cost $24,746,010)	24,746,010	24,746,010
Investment of Cash Collateral from Securities Loaned — 0.5%
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (d) (e)	18,006,725	18,013,928
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (d) (e)	3,143,363	3,143,363
Total Investment of Cash Collateral from Securities Loaned (Cost $21,157,291)		21,157,291
Total Short-Term Investments (Cost $45,903,301)		45,903,301
Total Investments — 100.3% (Cost $3,621,238,908)		4,096,163,355
Liabilities in Excess of Other Assets — (0.3)%		(10,305,620)
NET ASSETS — 100.0%		4,085,857,735

Percentages indicated are based on net assets.

Abbreviations
APAC	Asia Pacific
CHDI	Clearing House Electronic Subregister System (CHESS) Depository Interest
CVA	Certificaten Van Aandelen (Dutch Certificate)
OYJ	Public Limited Company

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
Preference	A special type of equity investment that shares in the earnings of the company, has limited voting rights, and may have a dividend preference. Preference shares may also have liquidation preference.
REIT	Real Estate Investment Trust
SCA	Limited partnership with share capital
SGPS	Holding company

^	Amount rounds to less than 0.1% of net assets.
‡	Value determined using significant unobservable inputs.
*	Non-income producing security.
(a)	The security or a portion of this security is on loan at January 31, 2024. The total value of securities on loan at January 31, 2024 is $20,117,645.
(b)
Security exempt from registration pursuant to Regulation S under the Securities Act of 1933, as amended. Regulation S applies to securities offerings that are made outside of the United States and do not involve direct selling efforts in the United States and as such may have restrictions on resale.

(c)	Value is zero.
(d)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(e)	The rate shown is the current yield as of January 31, 2024.

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024  (Unaudited) (continued)
Summary of Investments by Industry, January 31, 2024
The following table represents the portfolio investments of the Fund by industry classifications as a percentage of total investments:
INDUSTRY	PERCENT OF TOTAL INVESTMENTS
Banks	9.9%
Pharmaceuticals	9.4
Insurance	5.1
Oil, Gas & Consumable Fuels	4.1
Semiconductors & Semiconductor Equipment	3.9
Automobiles	3.6
Metals & Mining	3.1
Chemicals	3.1
Food Products	3.0
Textiles, Apparel & Luxury Goods	3.0
Machinery	2.9
Capital Markets	2.9
Trading Companies & Distributors	2.2
Health Care Equipment & Supplies	2.1
Personal Care Products	1.9
Electrical Equipment	1.9
Aerospace & Defense	1.9
Beverages	1.8
Diversified Telecommunication Services	1.8
Electric Utilities	1.7
Software	1.7
Professional Services	1.6
Industrial Conglomerates	1.6
Hotels, Restaurants & Leisure	1.5
Electronic Equipment, Instruments & Components	1.4
Consumer Staples Distribution & Retail	1.3
Real Estate Management & Development	1.3
Financial Services	1.2
Household Durables	1.2
Building Products	1.0
Others (each less than 1.0%)	15.8
Short-Term Investments	1.1
Futures contracts outstanding as of January 31, 2024:

DESCRIPTION	NUMBER OF CONTRACTS	EXPIRATION DATE	TRADING CURRENCY	NOTIONAL AMOUNT ($)	VALUE AND UNREALIZED APPRECIATION (DEPRECIATION) ($)
Long Contracts
MSCI EAFE E-Mini Index	308	03/15/2024	USD	34,382,040	698,142

Abbreviations
EAFE	Europe, Australasia and Far East
MSCI	Morgan Stanley Capital International
USD	United States Dollar

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
A. Valuation of Investments — Investments are valued in accordance with U.S. generally accepted accounting principles (“GAAP”) and the Fund's valuation policies set forth by, and under the supervision and responsibility of, the Board of Trustees of the Trust (the “Board”), which established the following approach to valuation, as described more fully below: (i) investments for which market quotations are readily available shall be valued at their market value and (ii) all other investments for which market quotations are not readily available shall be valued at their fair value as determined in good faith by the Board.
Under Section 2(a)(41) of the Investment Company Act of 1940, the Board is required to determine fair value for securities that do not have readily available market quotations. Under SEC Rule 2a-5 (Good Faith Determinations of Fair Value), the Board may designate the performance of these fair valuation determinations to a valuation designee. The Board has designated the Adviser as the “Valuation Designee” to perform fair valuation determinations for the Funds on behalf of the Board subject to appropriate oversight by the Board. The Adviser, as Valuation Designee, leverages the J.P. Morgan Asset Management Americas Valuation Committee (“AVC”) to help oversee and carry out the policies for the valuation of investments held in the Funds. The Adviser, as Valuation Designee, remains responsible for the valuation determinations.
This oversight by the AVC includes monitoring the appropriateness of fair values based on results of ongoing valuation oversight including, but not limited to, consideration of macro or security specific events, market events, and pricing vendor and broker due diligence. The Administrator is responsible for discussing and assessing the potential impacts to the fair values on an ongoing basis, and, at least on a quarterly basis, with the AVC and the Board.
A market-based approach is primarily used to value the Fund's investments. Investments for which market quotations are not readily available are fair valued using prices supplied by approved affiliated and/or unaffiliated pricing vendors or third party broker-dealers (collectively referred to as “Pricing Services”), or may be internally fair valued using methods set forth by the valuation policies approved by the Board. This may include the use of related or comparable assets or liabilities, recent transactions, market multiples, book values and other relevant information for the investment. An income-based valuation approach may be used in which the anticipated future cash flows of the investment are discounted to calculate the fair value. Discounts may also be applied due to the nature or duration of any restrictions on the disposition of the investments. Valuations may be based upon current market prices of securities that are comparable in coupon, rating, maturity and industry. It is possible that the estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and such differences could be material.
Equities and other exchange-traded instruments are valued at the last sale price or official market closing price on the primary exchange on which the instrument is traded before the net asset value (“NAV”) of the Fund is calculated on a valuation date. Certain foreign equity instruments are valued by applying international fair value factors provided by approved Pricing Services. The factors seek to adjust the local closing price for movements of local markets post-closing, but prior to the time the NAV is calculated.
Investments in open-end investment companies (“Underlying Funds”) are valued at each Underlying Fund’s net asset value ("NAV") per share as of the report date.
Futures contracts are generally valued on the basis of available market quotations.
Valuations reflected in this report are as of the report date. As a result, changes in valuation due to market events and/or issuer-related events after the report date and prior to issuance of the report are not reflected herein.
The various inputs that are used in determining the valuation of the Fund's investments are summarized into the three broad levels listed below.
•
Level 1 — Unadjusted inputs using quoted prices in active markets for identical investments.
•
Level 2 — Other significant observable inputs including, but not limited to, quoted prices for similar investments, inputs other than quoted prices that are observable for investments (such as interest rates, prepayment speeds, credit risk, etc.) or other market corroborated inputs.
•
Level 3 — Significant inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Fund's assumptions in determining the fair value of investments).
A financial instrument’s level within the fair value hierarchy is based on the lowest level of any input, both individually and in the aggregate, that is significant to the fair value measurement. The inputs or methodology used for valuing instruments are not necessarily an indication of the risk associated with investing in those instruments.

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)
The following table represents each valuation input as presented on the Schedule of Portfolio Investments:

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Investments in Securities
Common Stocks
Australia	$—	$304,227,061	$—	$304,227,061
Austria	2,442,950	11,084,309	—	13,527,259
Belgium	—	32,363,942	—	32,363,942
Brazil	—	1,361,142	—	1,361,142
Chile	—	1,911,291	—	1,911,291
China	11,015,050	5,761,553	—	16,776,603
Denmark	—	145,684,920	—	145,684,920
Finland	449,106	45,734,127	—	46,183,233
France	738,388	393,738,837	—	394,477,225
Germany	—	318,892,423	—	318,892,423
Hong Kong	—	73,922,820	—	73,922,820
Ireland	—	9,016,403	—	9,016,403
Israel	—	18,787,422	—	18,787,422
Italy	769,804	96,987,711	—	97,757,515
Japan	—	1,014,345,336	—	1,014,345,336
Jordan	—	984,104	—	984,104
Luxembourg	—	5,738,656	—	5,738,656
Macau	—	4,596,900	—	4,596,900
Mexico	—	312,274	—	312,274
Netherlands	1,227,318	224,471,345	—	225,698,663
New Zealand	4,899,684	3,050,958	—	7,950,642
Norway	2,453,179	24,233,114	—	26,686,293
Poland	1,038,220	13,632,253	—	14,670,473
Portugal	—	6,706,163	—	6,706,163
Russia	—	—	5,003	5,003
Singapore	—	51,612,178	—	51,612,178
South Africa	—	7,538,571	—	7,538,571
South Korea	—	1,050,492	—	1,050,492
Spain	—	97,443,754	—	97,443,754
Sweden	892,162	137,375,472	—	138,267,634
Switzerland	—	237,594,345	—	237,594,345
United Arab Emirates	—	—	—(a )	—(a )
United Kingdom	4,728,812	442,860,345	—	447,589,157
United States	—	286,580,157	—	286,580,157
Total Common Stocks	30,654,673	4,019,600,378	5,003	4,050,260,054
Short-Term Investments
Investment Companies	24,746,010	—	—	24,746,010
Investment of Cash Collateral from Securities Loaned	21,157,291	—	—	21,157,291
Total Short-Term Investments	45,903,301	—	—	45,903,301
Total Investments in Securities	$76,557,974	$4,019,600,378	$5,003	$4,096,163,355

JPMorgan BetaBuilders International Equity ETF
SCHEDULE OF PORTFOLIO INVESTMENTS
AS OF January 31, 2024 (Unaudited) (continued)

	Level 1 Quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Appreciation in Other Financial Instruments
Futures Contracts	$698,142	$—	$—	$698,142

(a)	Value is zero.
B. Investment Transactions with Affiliates — The Fund invested in Underlying Funds advised by the Adviser. An issuer which is under common control with the Fund may be considered an affiliate. The Fund assumes the issuers listed in the table below to be affiliated issuers. The Underlying Funds’ distributions may be reinvested into such Underlying Funds. Reinvestment amounts are included in the purchases at cost amounts in the table below.

For the period ended January 31, 2024
Security Description	Value at October 31, 2023	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation/ (Depreciation)	Value at January 31, 2024	Shares at January 31, 2024	Dividend Income	Capital Gain Distributions
JPMorgan Securities Lending Money Market Fund Agency SL Class Shares, 5.51% (a) (b)	$11,011,226	$55,000,000	$48,000,000	$2,702	$—	$18,013,928	18,006,725	$210,959	$—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	2,270,425	31,162,237	30,289,299	—	—	3,143,363	3,143,363	44,291	—
JPMorgan U.S. Government Money Market Fund Class IM Shares, 5.26% (a) (b)	26,299,048	45,301,833	46,854,871	—	—	24,746,010	24,746,010	364,017	—
Total	$39,580,699	$131,464,070	$125,144,170	$2,702	$—	$45,903,301		$619,267	$—

(a)	Investment in an affiliated fund, which is registered under the Investment Company Act of 1940, as amended, and is advised by J.P. Morgan Investment Management Inc.
(b)	The rate shown is the current yield as of January 31, 2024.